STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

November 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.5%
Automobiles & Components - .3%
Aptiv	6,345		595,669
Gentex	120,859		3,432,396
Lear	14,659		1,763,624
The Goodyear Tire & Rubber Company	45,510		727,705
Thor Industries	11,050		704,659
Visteon	7,780	[a,b]	727,663
			7,951,716
Banks - 4.1%
Bank OZK	28,975		859,978
BOK Financial	8,956		746,393
CIT Group	20,510		933,615
Citizens Financial Group	178,497		6,864,995
Comerica	30,315		2,134,479
East West Bancorp	243,605		11,161,981
F.N.B.	36,765		456,621
Fifth Third Bancorp	309,326		9,338,552
First Horizon National	86,970		1,398,478
First Republic Bank	71,720	[a]	7,882,028
Frost Bank	14,850	[a]	1,389,366
Huntington Bancshares	521,871		7,770,659
KeyCorp	385,568		7,476,164
M&T Bank	18,002		2,965,649
New York Community Bancorp	35,705		425,604
PacWest Bancorp	25,420		946,641
People's United Financial	67,055		1,106,408
Popular	176,841		9,781,076
Regions Financial	436,857		7,269,300
Signature Bank	105,284		12,987,834
SunTrust Banks	157,432		11,152,483
SVB Financial Group	10,768	[b]	2,495,269
Synovus Financial	12,110		461,270
TCF Financial	39,672		1,685,663
Texas Capital Bancshares	13,220	[b]	764,116
Umpqua Holdings	24,465		400,492
Webster Financial	82,924		4,037,570
Zions Bancorp	31,960	[a]	1,590,969
			116,483,653
Capital Goods - 9.1%
AECOM	31,200	[b]	1,351,896

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Capital Goods - 9.1% (continued)
Air Lease	55,783		2,590,005
Allegion	52,573	[a]	6,310,337
AMETEK	153,602		15,208,134
Arconic	38,463		1,190,814
Cummins	6,312		1,154,212
Curtiss-Wright	21,507		2,953,126
Deere & Co.	39,638		6,661,166
Donaldson	40,700	[a]	2,282,456
Dover	85,938		9,580,368
Eaton	45,469		4,205,882
EnerSys	19,641		1,378,209
Fastenal	165,031	[a]	5,861,901
Fortune Brands Home & Security	71,743	[a]	4,538,462
Graco	45,998		2,222,163
HD Supply Holdings	95,629	[b]	3,807,947
Hubbell	13,488		1,983,006
Huntington Ingalls Industries	14,529		3,656,513
IDEX	93,052		15,143,282
Ingersoll-Rand	44,548		5,840,688
ITT	56,188		3,920,799
Jacobs Engineering Group	14,695		1,353,263
L3Harris Technologies	51,849		10,426,315
Lincoln Electric Holdings	13,600		1,254,736
Masco	113,858		5,300,090
Mercury Systems	136,032	[b]	9,964,344
MSC Industrial Direct, Cl. A	4,645	[a]	340,989
Nordson	20,995	[b]	3,481,601
nVent Electric	23,415		578,585
Owens Corning	153,425		10,288,680
PACCAR	93,238		7,586,776
Parker-Hannifin	32,385		6,437,814
Pentair	27,545		1,221,621
Quanta Services	200,969		8,368,349
Regal Beloit	4,470		365,333
Rockwell Automation	48,258		9,450,847
Roper Technologies	79,004		28,470,671
Snap-on	32,000		5,134,720
Spirit AeroSystems Holdings, Cl. A	67,970		5,912,710
Stanley Black & Decker	16,676		2,630,472
Terex	25,085		704,136
Textron	83,880		3,878,611
The Middleby	6,891	[a,b]	797,702
The Timken Company	35,535		1,868,786
TransDigm Group	8,180	[b]	4,638,878

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Capital Goods - 9.1% (continued)
United Rentals	18,545	[b]	2,838,312
Univar Solutions	350	[b]	8,197
W.W. Grainger	7,602		2,409,454
WABCO Holdings	35,342	[b]	4,762,334
Wabtec	19,895	[a]	1,563,150
Watsco	40,205		7,155,284
Welbilt	23,425	[a,b]	390,963
WESCO International	28,778	[b]	1,514,298
Xylem	88,017		6,822,198
			259,761,585
Commercial & Professional Services - 4.1%
Adt	23,725	[a]	219,219
Cintas	17,005		4,371,305
Clarivate Analytics	384,229	[a,b]	6,908,437
Copart	186,645	[b]	16,611,405
CoStar Group	47,409	[b]	29,055,080
Equifax	115,052		16,065,861
IAA	85,407	[b]	3,871,499
IHS Markit	38,186	[b]	2,774,213
KAR Auction Services	64,145	[a]	1,354,742
Manpowergroup	24,983		2,314,425
Republic Services	35,910		3,183,421
Robert Half International	45,819	[a]	2,666,666
Stericycle	8,075	[a,b]	507,272
TransUnion	5,955		513,976
Verisk Analytics	104,661		15,435,404
Waste Connections	113,673		10,293,090
			116,146,015
Consumer Durables & Apparel - 3.1%
Brunswick	5,585		328,230
Carter's	65,456	[a]	6,762,259
D.R. Horton	143,211		7,926,729
Garmin	22,545		2,202,421
Hanesbrands	51,240	[a]	772,187
Hasbro	85,354	[a]	8,680,502
Leggett & Platt	22,780	[a]	1,191,850
Lennar, Cl. A	58,670		3,499,665
Lululemon Athletica	81,449	[b]	18,382,225
Mattel	39,000	[a,b]	456,300
Mohawk Industries	25,516	[b]	3,556,165
Newell Brands	33,939		652,308
NVR	706	[b]	2,677,074
Peloton Interactive, Cl. A	151,217	[a,b]	5,327,375
Polaris	10,842		1,059,263

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Consumer Durables & Apparel - 3.1% (continued)
PulteGroup	55,720		2,209,298
PVH	11,861		1,150,043
Ralph Lauren	10,939		1,174,192
Skechers USA, Cl. A	310,784	[b]	12,499,732
Tapestry	22,170		596,151
Tempur Sealy International	7,540	[b]	639,995
Toll Brothers	36,670		1,473,034
Under Armour, Cl. A	24,735	[a,b]	467,244
Under Armour, Cl. C	24,910	[a,b]	430,943
Whirlpool	29,785	[a]	4,262,233
			88,377,418
Consumer Services - 3.0%
Aramark	18,695		815,850
Boyd Gaming	193,713	[a]	5,697,099
Caesars Entertainment	60,495	[b]	788,855
Chipotle Mexican Grill	11,424	[b]	9,298,222
Darden Restaurants	22,040		2,610,418
Domino's Pizza	3,024	[a]	889,963
Dunkin' Brands Group	15,355		1,175,425
Frontdoor	78,309	[b]	3,544,265
Grand Canyon Education	80,704	[b]	6,875,174
H&R Block	37,435	[a]	912,665
Hilton Grand Vacations	24,626	[b]	852,798
Hilton Worldwide Holdings	19,703		2,068,815
Hyatt Hotels, Cl. A	9,770	[a]	789,416
International Game Technology	138,167	[a]	2,051,780
Las Vegas Sands	44,672		2,803,168
MGM Resorts International	60,420		1,930,419
Norwegian Cruise Line Holdings	172,513	[b]	9,253,597
Royal Caribbean Cruises	10,310		1,237,406
Service Corp. International	52,230		2,299,165
Texas Roadhouse	117,785	[a]	6,819,751
Vail Resorts	2,781		674,865
Wyndham Destinations	79,897		3,875,004
Wyndham Hotels & Resorts	60,199		3,487,328
Wynn Resorts	112,242		13,564,446
Yum China Holdings	26,090		1,161,527
			85,477,421
Diversified Financials - 4.0%
Affiliated Managers Group	11,572		987,902
AGNC Investment	32,975	[c]	571,127
Ally Financial	213,675	[a]	6,803,412
Ameriprise Financial	61,704		10,111,434
Annaly Capital Management	72,135	[c]	673,020

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Diversified Financials - 4.0% (continued)
Axa Equitable Holdings	21,350		528,199
Cboe Global Markets	5,148		612,097
Credit Acceptance	2,099	[b]	903,536
Discover Financial Services	114,280		9,698,944
E*TRADE Financial	92,867		4,114,008
Intercontinental Exchange	125,770		11,843,761
Invesco	72,450		1,272,222
Jefferies Financial Group	30,534	[a]	638,161
Legg Mason	21,245		830,255
LPL Financial Holdings	74,650		6,893,927
MarketAxess Holdings	1,961		791,891
MFA Financial	228,495	[c]	1,750,272
Moody's	31,731		7,192,466
MSCI	2,884		747,504
Nasdaq	23,680		2,481,664
Navient	125,770	[a]	1,804,800
Northern Trust	19,900		2,134,076
Raymond James Financial	164,030		14,733,175
SLM	306,439		2,613,925
Starwood Property Trust	20,430	[c]	500,535
State Street	27,906		2,095,741
Synchrony Financial	95,107		3,557,953
T. Rowe Price Group	17,895		2,211,106
TD Ameritrade Holding	33,304		1,726,146
Tradeweb Markets, Cl. A	55,917	[a]	2,501,167
Voya Financial	181,465		10,575,780
			113,900,206
Energy - 2.6%
Antero Midstream	63,969	[a]	292,978
Antero Resources	126,875	[b]	252,481
Apache	58,245		1,297,699
Apergy	67,563	[a,b]	1,725,559
Baker Hughes	33,345		747,595
Cabot Oil & Gas	44,085		702,715
Cheniere Energy	56,385	[b]	3,413,548
Cimarex Energy	35,219		1,619,017
Concho Resources	23,770		1,724,751
Devon Energy	68,100		1,490,709
Diamondback Energy	57,342	[a]	4,434,830
EQT	75,757	[a]	661,359
Equitrans Midstream	32,561	[a]	324,633
Halliburton	76,565		1,607,099
Helmerich & Payne	23,435	[a]	926,386
Hess	25,225		1,566,220

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Energy - 2.6% (continued)
HollyFrontier	30,210		1,557,326
Marathon Oil	263,104		3,065,162
Marathon Petroleum	76,856		4,660,548
Murphy Oil	51,365	[a]	1,181,909
National Oilwell Varco	40,290	[a]	908,540
Noble Energy	193,343	[a]	4,013,801
ONEOK	24,750		1,758,488
Parsley Energy, Cl. A	548,303		8,213,579
Patterson-UTI Energy	59,090	[a]	528,265
PBF Energy, Cl. A	24,435		764,816
Pioneer Natural Resources	35,467		4,534,101
Range Resources	132,510	[a]	462,460
Targa Resources	50,020	[a]	1,827,231
The Williams Companies	63,540		1,443,629
Transocean	228,180	[a,b]	1,136,336
Valero Energy	159,275		15,209,170
WPX Energy	115,940	[a,b]	1,140,850
			75,193,790
Food & Staples Retailing - .1%
Casey's General Stores	4,406		765,631
Sprouts Farmers Market	11,945	[a,b]	236,511
The Kroger Company	69,210		1,892,201
			2,894,343
Food, Beverage & Tobacco - 1.7%
Archer-Daniels-Midland	23,925		1,027,100
Beyond Meat	1,367	[a,b]	113,406
Brown-Forman, Cl. B	32,927	[a]	2,233,109
Coca-Cola European Partners	47,054		2,374,345
Conagra Brands	290,221		8,378,680
Flowers Foods	20,245	[a]	435,875
Hormel Foods	16,455	[a]	732,741
Ingredion	116,046		9,651,546
Kellogg	1,085	[a]	70,655
Lamb Weston Holdings	32,136		2,698,781
McCormick & Co.	19,335	[a]	3,272,449
Molson Coors Brewing, Cl. B	13,925		702,934
Nomad Foods	167,492	[b]	3,517,332
The Hain Celestial Group	19,950	[a,b]	493,164
The Hershey Company	22,380		3,315,821
The J.M. Smucker Company	5,644	[a]	593,128
TreeHouse Foods	3,720	[a,b]	181,871
Tyson Foods, Cl. A	91,835		8,255,048
			48,047,985

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Health Care Equipment & Services - 9.6%
ABIOMED	90,825	[b]	17,818,048
Acadia Healthcare	27,600	[a,b]	887,616
Alcon	90,826	[b]	5,021,770
Align Technology	78,114	[b]	21,664,137
AmerisourceBergen	72,278	[a]	6,353,959
Boston Scientific	261,535	[b]	11,311,389
Cantel Medical	2,830	[a,b]	217,627
Cardinal Health	36,315	[a]	1,998,414
Centene	195,641	[a,b]	11,830,411
Cerner	27,900		1,997,361
Change Healthcare	143,489	[a,b]	1,919,883
Covetrus	38,114	[a,b]	545,411
DaVita	33,907	[a,b]	2,433,505
Dentsply Sirona	15,876		897,629
DexCom	108,528	[b]	24,669,500
Edwards Lifesciences	19,430	[b]	4,759,184
Guardant Health	4,638	[a,b]	360,233
HealthEquity	86,411	[b]	5,434,388
Henry Schein	26,440	[b]	1,821,716
Hill-Rom Holdings	14,955		1,603,326
Hologic	26,535	[b]	1,361,776
Humana	14,224		4,853,656
IDEXX Laboratories	48,852	[b]	12,290,186
Insulet	45,122	[b]	8,379,155
Laboratory Corporation of America Holdings	110,300	[b]	19,003,587
Masimo	42,527	[b]	6,594,662
McKesson	14,694		2,125,340
Molina Healthcare	20,505	[b]	2,778,428
Penumbra	3,554	[a,b]	628,774
Quest Diagnostics	25,140		2,678,667
ResMed	23,420		3,503,632
STERIS	83,870		12,676,112
Teladoc Health	65,925	[a,b]	5,520,559
Teleflex	26,818		9,475,872
The Cooper Companies	41,156	[b]	12,885,532
Universal Health Services, Cl. B	35,025		4,885,637
Varian Medical Systems	77,325	[b]	10,340,672
Veeva Systems, Cl. A	19,166	[b]	2,859,184
WellCare Health Plans	25,320	[b]	8,154,812
West Pharmaceutical Services	4,337		637,669
Zimmer Biomet Holdings	133,404		19,380,933
			274,560,352

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Household & Personal Products - .7%
Church & Dwight	204,274		14,348,206
Coty, Cl. A	140,720	[a]	1,623,909
Energizer Holdings	17,364	[a]	866,290
Herbalife Nutrition	14,290	[b]	651,767
Nu Skin Enterprises, Cl. A	13,635		521,402
Spectrum Brands Holdings	11,055	[a]	691,159
The Clorox Company	9,182		1,361,048
			20,063,781
Insurance - 3.5%
Alleghany	14,003	[b]	10,922,900
American Financial Group	927		101,701
Aon	37,364		7,607,684
Arch Capital Group	124,086	[b]	5,207,889
Assurant	20,175		2,680,652
Assured Guaranty	22,780		1,131,027
Cincinnati Financial	31,575		3,380,104
Everest Re Group	16,844		4,569,103
Fidelity National Financial	48,465		2,308,388
First American Financial	6,565		417,665
Globe Life	26,778		2,751,707
Lincoln National	36,155		2,134,953
Loews	78,169		3,978,802
Markel	4,321	[b]	4,906,712
Marsh & McLennan	30,787		3,327,151
Old Republic International	86,890		1,960,238
Principal Financial Group	32,030		1,764,853
Reinsurance Group of America	69,042		11,423,689
The Allstate	45,522		5,068,875
The Hartford Financial Services Group	53,110		3,285,385
The Travelers Companies	19,020		2,600,414
Unum Group	57,625		1,771,393
Willis Towers Watson	60,385		11,862,029
WR Berkley	81,419		5,536,492
			100,699,806
Materials - 4.7%
Albemarle	19,155	[a]	1,252,354
Amcor	99,399	[a]	1,019,834
Ashland Global Holdings	9,861		707,034
Avery Dennison	36,579		4,768,804
Ball	27,110		1,790,887
Celanese	22,210		2,788,910
CF Industries Holdings	21,630		999,522
Corteva	169,343		4,406,305
Crown Holdings	115,412	[b]	8,759,771

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Materials - 4.7% (continued)
Eagle Materials	80,476	[a]	7,406,206
Eastman Chemical	16,320		1,278,998
Element Solutions	47,434	[b]	554,503
FMC	208,570		20,431,517
Freeport-McMoRan	549,479		6,253,071
Graphic Packaging Holding	125,613		2,043,724
Huntsman	398,761		9,019,974
International Flavors & Fragrances	12,210	[a]	1,724,418
International Paper	27,215		1,261,143
Louisiana-Pacific	341,788		10,137,432
Martin Marietta Materials	8,904		2,389,834
Newmont Goldcorp	310,522		11,924,045
Nucor	40,615		2,289,061
Nutrien	70,322		3,334,669
Olin	48,210		844,639
Packaging Corporation of America	16,505	[a]	1,846,910
Reliance Steel & Aluminum	12,440		1,467,671
Royal Gold	9,890		1,159,800
Sealed Air	29,410		1,109,639
Sonoco Products	25,750	[a]	1,558,648
Steel Dynamics	122,779		4,141,336
The Chemours Company	44,690	[a]	705,655
The Mosaic Company	79,965		1,523,333
Valvoline	27,071		613,158
Vulcan Materials	65,074		9,232,048
W.R. Grace & Co.	8,521		569,458
Westlake Chemical	6,500		446,420
WestRock	40,536		1,634,817
			133,395,548
Media & Entertainment - 3.0%
Activision Blizzard	311,635	[b]	17,086,947
Altice USA, Cl. A	99,942	[b]	2,556,516
AMC Networks, Cl. A	14,420	[a,b]	554,161
Cinemark Holdings	39,280	[a]	1,330,414
Discovery, Cl. C	68,708	[a,b]	2,096,968
DISH Network, Cl. A	26,530	[b]	906,530
Electronic Arts	25,961	[b]	2,622,321
Fox, Cl. A	62,479		2,234,249
InterActiveCorp	20,130	[b]	4,482,951
John Wiley & Sons, Cl. A	20,651		975,966
Liberty Broadband, Cl. A	2,552	[b]	301,927
Liberty Broadband, Cl. C	8,505	[b]	1,016,262
Liberty Global, Cl. C	52,602	[b]	1,130,943

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Media & Entertainment - 3.0% (continued)
Liberty Media Corp-Liberty Formula One, Cl. A	2,552	[b]	109,915
Liberty Media Corp-Liberty Formula One, Cl. C	153,248	[b]	6,909,952
Liberty Media Corp-Liberty SiriusXM, Cl. A	10,210	[b]	497,227
Liberty Media Corp-Liberty SiriusXM, Cl. C	31,005	[b]	1,504,053
Lions Gate Entertainment, Cl. B	26,099	[b]	226,278
NetEase, ADR	6,769		2,134,401
News Corp., Cl. A	121,260		1,561,829
Nexstar Media Group, Cl. A	6,260		674,265
Omnicom Group	48,755	[a]	3,875,047
Roku	8,305	[a,b]	1,331,873
Spotify Technology	43,877	[b]	6,254,666
The Interpublic Group of Companies	56,350		1,262,240
The New York Times Company, Cl. A	17,640		568,890
TripAdvisor	11,175		317,370
Twitter	354,345	[b]	10,952,804
Viacom, Cl. B	40,765		981,214
ViacomCBS, Cl. B	18,885		762,576
World Wrestling Entertainment, Cl. A	7,550	[a]	468,251
Yelp	36,312	[a,b]	1,259,300
Zillow Group, Cl. C	155,335	[a,b]	6,081,365
Zynga, Cl. A	99,610	[b]	620,570
			85,650,241
Pharmaceuticals Biotechnology & Life Sciences - 3.6%
10X Genomics, CI. A	24,620	[b]	1,597,592
Agilent Technologies	38,810		3,134,684
Agios Phamaceuticals	13,946	[a,b]	542,499
Alkermes	27,860	[b]	585,617
Alnylam Pharmaceuticals	14,672	[a,b]	1,718,678
Avantor	106,951	[a,b]	1,832,071
BioMarin Pharmaceutical	18,626	[b]	1,503,304
Bio-Techne	11,230		2,450,948
Bluebird Bio	10,002	[a,b]	809,562
Catalent	8,560	[b]	445,034
Charles River Laboratories International	11,800	[b]	1,713,950
Elanco Animal Health	41,141	[b]	1,140,017
Exact Sciences	13,885	[a,b]	1,124,824
Exelixis	8,690	[b]	144,515
FibroGen	42,151	[a,b]	1,785,938
GW Pharmaceuticals, ADR	19,518	[a,b]	1,992,983
Horizon Therapeutics	13,985	[b]	458,428
ICON	25,252	[b]	4,120,116

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 3.6% (continued)
Illumina	14,944	[b]	4,793,437
Incyte	16,845	[b]	1,586,125
Ionis Pharmaceuticals	24,115	[a,b]	1,542,395
IQVIA Holdings	39,616	[b]	5,783,144
Jazz Pharmaceuticals	97,572	[b]	14,745,081
Ligand Pharmaceuticals	22,793	[a,b]	2,575,609
Mettler-Toledo International	4,135	[b]	2,974,760
Mylan	333,614	[b]	6,265,271
Nektar Therapeutics	32,350	[a,b]	656,382
Neurocrine Biosciences	55,340	[b]	6,453,197
PerkinElmer	4,260	[a]	395,754
Perrigo	14,175		726,185
QIAGEN	30,176	[a,b]	1,291,533
Sage Therapeutics	56,947	[a,b]	8,813,687
Sarepta Therapeutics	72,270	[a,b]	8,129,652
Seattle Genetics	6,830	[b]	821,991
Syneos Health	95,918	[b]	5,266,857
United Therapeutics	6,732	[a,b]	621,094
Waters	14,140	[b]	3,140,070
			103,682,984
Real Estate - 5.8%
Alexandria Real Estate Equities	52,555	[c]	8,541,239
American Homes 4 Rent, Cl. A	109,771	[c]	2,931,983
Americold Realty Trust	120,735	[a,c]	4,542,051
Apartment Investment & Management, Cl. A	25,727	[c]	1,383,341
Apple Hospitality REIT	39,200	[c]	637,392
AvalonBay Communities	14,696	[c]	3,150,969
Boston Properties	141,978	[c]	19,669,632
Brixmor Property Group	26,460	[c]	580,532
Brookfield Property REIT, Cl. A	32,185	[c]	612,159
Camden Property Trust	19,110	[c]	2,131,721
CBRE Group, Cl. A	198,185	[b]	11,300,509
CoreSite Realty	5,957	[c]	675,464
Corporate Office Properties Trust	16,880	[c]	492,558
Cousins Properties	11,750	[c]	475,758
CyrusOne	36,925	[c]	2,300,428
Digital Realty Trust	109,110	[a,c]	13,196,854
Douglas Emmett	100,174	[c]	4,414,668
Duke Realty	112,419	[c]	3,954,900
EPR Properties	5,015	[c]	355,664
Equinix	10,248	[c]	5,809,079
Equity Commonwealth	63,550	[c]	2,087,618

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Real Estate - 5.8% (continued)
Equity Lifestyle Properties	59,200	[c]	4,385,536
Equity Residential	80,507	[c]	6,851,146
Essex Property Trust	9,625	[c]	3,004,733
Extra Space Storage	28,165	[c]	2,986,898
Healthcare Trust of America, Cl. A	26,755	[c]	812,014
Healthpeak Properties	38,600	[c]	1,346,368
Host Hotels & Resorts	105,409	[c]	1,843,603
Iron Mountain	42,213	[a,c]	1,355,882
JBG SMITH Properties	20,375	[a,c]	812,555
Jones Lang LaSalle	6,529		1,085,969
Kilroy Realty	43,183	[c]	3,594,553
Kimco Realty	30,695	[a,c]	663,626
Lamar Advertising, Cl. A	5,375	[c]	448,436
Medical Properties Trust	31,410	[c]	652,072
Mid-America Apartment Communities	6,670	[c]	907,854
Omega Healthcare Investors	12,910	[c]	542,607
Outfront Media	20,305	[c]	507,219
Park Hotels & Resorts	68,096	[a,c]	1,610,470
Prologis	37,418	[c]	3,425,618
Rayonier	45,224	[c]	1,385,211
Realty Income	62,015	[c]	4,752,209
Regency Centers	95,642	[c]	6,220,556
Retail Properties of America, Cl. A	133,156	[c]	1,894,810
SBA Communications	17,347	[c]	4,102,045
Service Properties Trust	54,440	[a,c]	1,267,908
SITE Centers	89,536	[c]	1,297,377
SL Green Realty	16,365	[a,c]	1,396,425
Spirit Realty Capital	15,884	[c]	832,322
STORE Capital	17,605	[c]	716,700
The Macerich Company	49,040	[a,c]	1,320,647
UDR	56,260	[c]	2,703,293
Ventas	16,105	[c]	939,083
VEREIT	52,805	[c]	515,377
VICI Properties	28,950	[a,c]	715,934
Weingarten Realty Investors	48,175	[c]	1,533,892
Welltower	34,295	[c]	2,900,328
Weyerhaeuser	50,117	[c]	1,478,953
WP Carey	43,885	[c]	3,660,887
			165,715,635
Retailing - 4.3%
Advance Auto Parts	12,860		2,020,049
AutoZone	6,216	[b]	7,321,951
Best Buy	36,250		2,923,200
Burlington Stores	58,099	[b]	13,072,275

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Retailing - 4.3% (continued)
CarMax	24,630	[a,b]	2,395,514
Carvana	4,515	[b]	430,370
Dollar General	88,308		13,896,147
Dollar Tree	30,098	[a,b]	2,752,763
eBay	125,885		4,471,435
Etsy	13,875	[b]	602,036
Expedia Group	38,380		3,901,711
Five Below	3,617	[b]	447,459
Floor & Decor Holdings, Cl. A	14,930	[a,b]	716,789
Foot Locker	30,885		1,236,944
Genuine Parts	13,330		1,391,252
Kohl's	27,330	[a]	1,284,783
LKQ	31,200	[b]	1,100,736
Ollie's Bargain Outlet Holdings	42,939	[a,b]	2,808,211
O'Reilly Automotive	40,397	[b]	17,866,785
Pool	57,360		11,841,972
Qurate Retail, Cl. A	25,485	[b]	241,088
Ross Stores	157,906		18,340,782
Tiffany & Co.	12,130		1,622,994
Tractor Supply	23,465		2,216,035
Ulta Beauty	31,022	[b]	7,254,805
Wayfair, Cl. A	6,082	[a,b]	516,483
			122,674,569
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices	44,460	[a,b]	1,740,609
Analog Devices	30,871		3,486,879
Cypress Semiconductor	88,925		2,085,291
First Solar	173,435	[a,b]	9,580,549
KLA	36,158		5,924,850
Lam Research	21,200		5,656,796
Marvell Technology Group	179,765	[a]	4,740,403
Maxim Integrated Products	31,335		1,775,754
Microchip Technology	89,507	[a]	8,461,992
Monolithic Power Systems	2,853		458,420
NVIDIA	12,505		2,710,334
NXP Semiconductors	36,379		4,204,685
ON Semiconductor	283,871	[b]	6,094,710
Qorvo	69,054	[b]	7,196,117
Skyworks Solutions	215,410		21,174,803
Teradyne	136,100	[a]	8,518,499
Universal Display	8,768		1,702,921
Xilinx	30,960		2,872,469
			98,386,081

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Software & Services - 16.7%
Akamai Technologies	16,890	[b]	1,471,457
Alliance Data Systems	24,165		2,583,480
Alteryx, Cl. A	3,335	[a,b]	378,623
Amdocs	34,463		2,388,286
Anaplan	5,286	[b]	285,021
ANSYS	77,491	[b]	19,736,183
Atlassian, Cl. A	11,580	[b]	1,471,934
Autodesk	28,790	[b]	5,208,111
Avalara	1,614	[b]	125,940
Black Knight	16,645	[a,b]	1,048,801
BlackLine	95,824	[a,b]	5,157,248
Broadridge Financial Solutions	128,885		15,944,363
Cadence Design Systems	350	[b]	24,588
CDK Global	62,643		3,354,533
Cerence	27,435		426,889
Citrix Systems	11,990		1,352,592
CoreLogic	26,335	[b]	1,091,059
Coupa Software	4,840	[a,b]	742,892
DocuSign	269,739	[a,b]	19,208,114
Dropbox, CI. A	11,111	[b]	205,442
Elastic	3,236	[b]	256,971
EPAM Systems	33,021	[b]	6,995,499
Euronet Worldwide	57,290	[b]	9,005,415
Fidelity National Information Services	196,364		27,127,687
FireEye	18,115	[a,b]	303,607
Fiserv	313,748	[b]	36,470,068
FleetCor Technologies	10,138	[b]	3,111,555
Fortinet	10,360	[b]	1,088,940
Gartner	79,644	[b]	12,779,676
Global Payments	215,177		38,968,555
Guidewire Software	7,560	[a,b]	921,035
HubSpot	115,633	[b]	17,460,583
Intuit	56,597		14,652,397
Jack Henry & Associates	86,049		13,074,285
Leidos Holdings	46,346		4,210,071
LogMeIn	84,974		6,626,273
New Relic	30,257	[b]	2,058,081
Nortonlifelock	52,900		1,317,210
Nuance Communications	632,348	[a,b]	11,338,000
Nutanix, Cl. A	22,865	[b]	854,008
Okta	18,185	[a,b]	2,360,049
Palo Alto Networks	12,380	[b]	2,812,984
Paychex	29,815		2,567,668
Paycom Software	5,762	[b]	1,594,979

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Software & Services - 16.7% (continued)
Proofpoint	66,164	[b]	7,853,005
RealPage	219,458	[a,b]	12,076,774
RingCentral, Cl. A	9,925	[a,b]	1,711,765
Salesforce.com	15,400	[b]	2,508,506
Science Applications International	30,739	[a]	2,623,574
ServiceNow	61,321	[b]	17,356,296
Shopify, Cl. A	58,795	[b]	19,799,216
Slack Technologies, Cl. A	518,740	[a,b]	11,837,647
Splunk	135,631	[a,b]	20,238,858
Square, Cl. A	216,407	[a,b]	14,958,052
SS&C Technologies Holdings	324,191		19,467,670
The Trade Desk, Cl. A	3,752	[a,b]	988,052
Twilio, Cl. A	151,186	[a,b]	15,614,490
Tyler Technologies	53,016	[b]	15,383,653
Verisign	22,480	[b]	4,287,835
WEX	4,971	[b]	999,817
Workday, Cl. A	13,645	[b]	2,444,092
Zendesk	69,683	[b]	5,504,957
			475,815,411
Technology Hardware & Equipment - 4.9%
Amphenol, Cl. A	240,217		24,982,568
Arista Networks	4,299	[b]	838,864
Arrow Electronics	27,884	[b]	2,220,682
CDW	7,325		989,241
Cognex	108,951		5,467,161
Coherent	3,603	[a,b]	543,549
CommScope Holding	13,305	[a,b]	180,948
Corning	25,280		734,131
EchoStar, Cl. A	19,280	[b]	811,110
F5 Networks	9,231	[b]	1,345,049
Flex	170,588	[b]	2,024,880
FLIR Systems	411,339		22,031,317
Hewlett Packard Enterprise	141,120		2,233,930
Juniper Networks	54,150	[a]	1,356,999
Keysight Technologies	89,942	[b]	9,626,492
Lumentum Holdings	67,428	[a,b]	4,966,746
Motorola Solutions	25,235		4,221,815
National Instruments	164,848		6,943,398
NCR	32,605	[a,b]	1,070,422
NetApp	27,565		1,670,163
TE Connectivity	84,597		7,842,988
Trimble	335,976	[b]	13,617,107
Western Digital	277,644		13,973,823
Xerox Holdings	37,809		1,471,904

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Technology Hardware & Equipment - 4.9% (continued)
Zebra Technologies, Cl. A	31,210	[b]	7,831,837
			138,997,124
Telecommunication Services - .1%
CenturyLink	71,423	[a]	1,034,919
GCI Liberty, Cl. A	9,315	[b]	661,272
Telephone & Data Systems	31,675		751,014
Zayo Group Holdings	17,115	[b]	586,018
			3,033,223
Transportation - 2.3%
American Airlines Group	25,210	[a]	724,535
CH Robinson Worldwide	50,026	[a]	3,844,498
Copa Holdings, Cl. A	8,535		889,859
Expeditors International of Washington	48,231		3,605,750
Genesee & Wyoming, Cl. A	6,105	[b]	680,402
J.B. Hunt Transport Services	116,174	[a]	13,432,038
Kansas City Southern	61,824		9,423,214
Knight-Swift Transportation Holdings	298,103	[a]	11,026,830
Landstar System	16,252		1,810,635
Lyft, Cl. A	78,647	[a,b]	3,852,130
Macquarie Infrastructure	10,695		448,655
Schneider National, Cl. B	5,445		123,874
Southwest Airlines	220,922		12,733,944
United Airlines Holdings	34,750	[b]	3,224,800
XPO Logistics	7,737	[a,b]	639,773
			66,460,937
Utilities - 3.8%
AES	75,700		1,431,487
Alliant Energy	31,839		1,687,467
Ameren	53,545		3,980,000
American Electric Power	28,935		2,643,212
American Water Works	27,465		3,324,089
Aqua America	35,065	[a]	1,552,328
Atmos Energy	5,115		547,100
CenterPoint Energy	51,000		1,252,560
CMS Energy	57,200		3,506,360
Consolidated Edison	16,665		1,448,022
DTE Energy	72,000		8,995,680
Edison International	251,352		17,368,423
Entergy	89,555		10,423,306
Evergy	80,375		5,085,326
Eversource Energy	52,680	[a]	4,353,475
FirstEnergy	103,767		4,948,648
National Fuel Gas	18,160	[a]	817,563
NiSource	80,020		2,116,529

Description		Shares		Value ($)
Common Stocks - 98.5% (continued)
Utilities - 3.8% (continued)
NRG Energy		65,635		2,607,679
Pinnacle West Capital		27,400		2,394,486
PPL		208,584		7,098,114
Public Service Enterprise Group		30,530		1,810,734
Sempra Energy		21,360		3,145,687
UGI		18,795		818,522
Vistra Energy		96,459		2,559,057
WEC Energy Group		20,550		1,821,758
Xcel Energy		152,080	[a]	9,351,399
				107,089,011
Total Common Stocks (cost $1,764,480,168)				2,810,458,835

Exchange-Traded Funds - .1%
Registered Investment Companies - .1%
iShares Russell Mid-Cap Growth ETF		14,051	[a]	2,122,404
SPDR S&P MidCap 400 ETF Trust		1,587	[a]	581,858
Total Exchange-Traded Funds (cost $2,653,299)				2,704,262
		Number of Rights
Rights - .0%
Media & Entertainment - .0%
DISH Network (cost $0)		1		1
	1-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $40,632,302)	1.63	40,632,302	[d]	40,632,302

Investment of Cash Collateral for Securities Loaned - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $41,551,518)	1.63	41,551,518	[d]	41,551,518
Total Investments (cost $1,849,317,287)		101.5%		2,895,346,918
Liabilities, Less Cash and Receivables		(1.5%)		(42,252,208)
Net Assets		100.0%		2,853,094,710

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Security, or portion thereof, on loan. At November 30, 2019, the value of the fund’s securities on loan was $367,826,086 and the value of the collateral was $377,624,800, consisting of cash collateral of $41,551,518 and U.S. Government & Agency securities valued at $336,073,282.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	2,810,458,835	-	-	2,810,458,835
Exchange-Traded Funds	2,704,262	-	-	2,704,262
Investment Companies	82,183,820	-	-	82,183,820
Rights	1	-	-	1

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2019, accumulated net unrealized appreciation on investments was $1,046,029,631, consisting of $1,079,147,821 gross unrealized appreciation and $33,118,190 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.